Schedule of Outstanding Warrants (Details) - shares	Jun. 30, 2025	Sep. 30, 2024
Subsidiary, Sale of Stock [Line Items]
Total	21,708,400	18,675,799
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total	6,000,000	6,000,000
Private Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total	3,000,000	3,000,000
PIPE Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total	250,000	1,750,000
PIPE Common Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total	5,755,396	5,755,396
Common Warrants [Member[
Subsidiary, Sale of Stock [Line Items]
Total	4,876,860
Other Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total	1,826,144	2,170,403